PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com/us

December 11, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Sector Funds (Invesco Sector Funds)

CIK No. 0000725781

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Sector Funds (Invesco Sector Funds) (the “Fund”) that the Prospectuses relating to the Class A, Class C, Class R, Class Y and Investor Class shares, as applicable, of Invesco Dividend Income Fund and Invesco Small Cap Value Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 114 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 114 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 10, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-5086 or at Emily.Ast@invesco.com.

Very truly yours,

/s/ Emily Ast

Emily Ast
Senior Counsel